SUPPLEMENT TO THE PROSPECTUS

Supplement dated May 9, 2024, to the Prospectuses dated April 29, 2024.

MFS® Asset Allocation Portfolios

Effective immediately, the following is added after the tables in the sub-sections entitled "Portfolio Manager(s)" under the main headings entitled "Summary of Key Information" and "Management of the Fund":

Joseph Flaherty, Jr., has announced his intention to retire effective June 1, 2025, and he will no longer be a portfolio manager of the fund as of that date.

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